SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
The following accounting policies, which conform with accounting principles generally accepted in the United States of America (“GAAP”), have been used consistently in the preparation of the Plan's financial statements.
Basis of Accounting
Accounting records are maintained by the custodian on the cash basis of accounting. The financial statements of the Plan reflect all material adjustments to place the financial statements on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income.
Contributions
Contributions from Plan participants and the matching contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.
Payment of Benefits
Benefits are recorded when paid.
Forfeited Accounts
In 2025 and 2024, there were $27,255 and $8,652 of total forfeited non-vested account balances used to reduce plan expenses, respectively. On December 31, 2025 and 2024, forfeited non-vested accounts totaled $2 and $24,884, respectively.
Recently Issued Accounting Pronouncements Not Yet Adopted
As of December 31, 2025, there were no recently issued accounting standards not yet adopted which are expected to have a material effect on the Plan's financial statements.